Summary of Significant Accounting Policies - Cash and Cash Equivalents and Offering Costs (Details) - USD ($) $ in Millions	Dec. 31, 2020	Jul. 31, 2020
Summary of Significant Accounting Policies
Cash equivalents	$ 1.1
Offering costs		$ 8.1